FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign currency / interest rate swap derivatives
Financial assets	$ 0.5	$ 0.4
Financial liabilities	0.4	1.0
Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	183.4	390.0
Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	139.7	116.8
Quoted prices in active markets for identical assets (Level 1) [Member]
Foreign currency / interest rate swap derivatives
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	139.7	116.8
Significant other observable inputs (Level 2) [Member]
Foreign currency / interest rate swap derivatives
Financial assets	0.5	0.4
Financial liabilities	0.4	1.0
Significant other observable inputs (Level 2) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	183.4	390.0
Significant other observable inputs (Level 2) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	0.0	0.0
Significant unobservable inputs (Level 3) [Member]
Foreign currency / interest rate swap derivatives
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	$ 0.0	$ 0.0